FAIR VALUE PRESENTATION (Tables)	6 Months Ended
Jun. 30, 2015
FAIR VALUE PRESENTATION [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value
	June 30, 2015
	Level 1	Level 2	Total
Available for sale securities	$4,331	$43,444	$47,775
Currency options designated as hedging instruments (current assets)	-	$58	$58

	December 31, 2014
	Level 1	Level 2	Total
Available for sale securities	$7,062	-	$7,062